Investments in And Advances to Affiliates - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Schedule of Equity Method Investments [Line Items]
Bad debt loss on receivables	¥ 370	¥ 2,039	¥ 9,389
WILLCOM, Inc
Schedule of Equity Method Investments [Line Items]
Equity method investment, percentage of ownership interest	30.00%
Impairment loss			19,987
WILLCOM, Inc | Telecommunications Equipment Group
Schedule of Equity Method Investments [Line Items]
Bad debt loss on receivables		¥ 708	¥ 8,961